STATEMENTS OF CHANGES IN NET ASSETS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATIONS
Net investment income	$ 1,584,326	$ 2,046,411	$ 2,310,969
Net unrealized appreciation (depreciation) on investments allocated from The Prudential Variable Contract Real Property Partnership	(9,151,806)	(11,069)	692,575
Net recognized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	(5,510,754)	0	0
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(13,078,234)	2,035,342	3,003,544
CAPITAL TRANSACTIONS
Net contributions (withdrawals) by contract owners	(2,487,822)	(3,439,649)	(2,431,405)
Net contributions (withdrawals) by The Prudential Insurance Company of America	2,980,568	3,977,480	1,188,050
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	492,746	537,831	(1,243,355)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,585,488)	2,573,173	1,760,189
NET ASSETS
Beginning of year	95,579,179	93,006,006	91,245,817
End of year	$ 82,993,691	$ 95,579,179	$ 93,006,006